Offerings	Mar. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional fees are due for this filing.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,000,000.00
Amount of Registration Fee	$ 966.70
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $966.70 was paid in connection with the filing of the Schedule TO-I by Aspiriant Capital Appreciation Fund (File No. 005-92445) on October 27, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.